Stockholders Equity (Details Narrative) - USD ($)									1 Months Ended							3 Months Ended		12 Months Ended
	May 16, 2018	May 09, 2018	Feb. 08, 2018	Feb. 06, 2018	Dec. 07, 2017	Sep. 14, 2016	Mar. 05, 2016	Feb. 10, 2016	May 31, 2018	Feb. 16, 2018	Feb. 15, 2018	Oct. 27, 2017	Jul. 27, 2017	Jul. 20, 2017	May 18, 2016	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017	Oct. 31, 2018	Dec. 22, 2017
Digital currencies									$ 1,380,156							$ 1,380,156
Common stock shares granted																		6,994,740	2,430,000
Number of Warrants Outstanding - Ending									9,044,740							9,044,740		9,044,740	4,480,000
Weighted-average volatility rate				157.00%						158.00%	153.00%		263.00%	263.00%
Stock-based compensation expense																$ 0	$ 0	$ 0	$ 11,948
Exercise of stock options, Amount																		20,000	11,948
Common stock value									$ 1,257,493							1,257,493		845,098	526,060
Stock issued for domain names, Amount																			154,740
Interest expense																593,414	9,724	(374,331)	(19,040)
Foreign currency translation adjustment																$ (1,376)	$ 3,528	3,230	1,868
Stock issued for acquisitions, Amount																		2,411,667	$ 1,871,250
Rezserve Technologies [Member]
Aggregate shares						3,000,000
Stock purchase agreement						100.00%
Aggregate purchased value						$ 1,480,000
Common stock value						1,080,000
Convertible note payable						$ 400,000														$ 400,000	$ 400,000
Interest rate						0.00%
Interest expense						$ (19,040)												$ (38,000)
Cloud.Market Acquisition [Member]
Common stock shares issued, shares							750,000
Common stock shares issued value							$ 7,500
Common stock value							$ 60,000
Warrant [Member]
Common stock shares granted
Number of Warrants Outstanding - Ending									9,044,740							9,044,740		9,044,740	4,660,000
Warrants exercise price																		$ 0.13	$ 0.14
Weighted average remaining exercise period																5 years 11 months 1 day		6 years 2 months 1 day	56 months 4 days
Exercise of stock options per share																		$ 0.10	$ 0.0797
Stock-based compensation expense																		$ 1,340,175	$ 11,948
Aggregate shares																		6,694,740	150,000
Warrant [Member] | February 2019 [Member]
Warrants exercisable																		2,964,740
Warrant [Member] | Through 2026 [Member]
Warrants exercisable																		30,000
Warrant [Member] | Through 2027 [Member]
Warrants exercisable																		4,000,000
Warrant [Member] | Maximum [Member]
Warrants expiration date																		10 years	10 years
Exercise Prices									$ 0.30							$ 0.30		$ 0.30	$ 0.30
Warrant [Member] | Minimum [Member]
Warrants expiration date																		1 year	1 year
Exercise Prices									$ 0.10							$ 0.10		$ 0.10	$ 0.10
Chief Executive Officer [Member]
Conversion of stock shares converted								1,292,310		700,000
Vesting period								12 years		12 years
Stock Payable [Member]
Exercise of stock options, Amount
Stock issued for domain names, Amount
Stock issued for acquisitions, Amount																			$ 731,250
Investors [Member] | Warrant [Member]
Common stock shares granted																		6,944,740
Warrants exercise price																		$ 0.13
Exercise of stock options per share																		$ 0.10
Stock-based compensation expense																		$ 1,340,175
Investors [Member] | Warrant [Member] | February 2019 [Member]
Warrants exercisable																		2,964,740
Investors [Member] | Warrant [Member] | Through 2026 [Member]
Warrants exercisable																		30,000
Investors [Member] | Warrant [Member] | Through 2027 [Member]
Warrants exercisable																		4,000,000
Fiscal 2019 Stock Transactions [Member]
Common stock shares issued, shares																3,322,372
Common stock shares issued value																$ 436,406
Shares reserved for future issuance									15,000							15,000
Exchange shares valued									$ 3,000							$ 3,000
Fiscal 2019 Stock Transactions [Member] | PowerUp Lending Group Ltd [Member]
Conversion of stock shares converted	1,277,498
Gains losses on extinguishment of debt	$ 75,000
Accrued unpaid interest	$ 4,500
Fiscal 2019 Stock Transactions [Member] | Donovan Olson [Member]
Conversion of stock shares converted		1,000,000
Gains losses on extinguishment of debt		$ 100,000
Fiscal 2019 Stock Transactions [Member] | Greg Foss [Member]
Conversion of stock shares converted		1,000,000
Gains losses on extinguishment of debt		$ 100,000
Fiscal 2019 Stock Transactions [Member] | Derek Schumann [Member]
Conversion of stock shares converted		1,000,000
Gains losses on extinguishment of debt		$ 100,000
Fiscal 2019 Stock Transactions [Member] | Darvin Habben [Member]
Conversion of stock shares converted		5,380,274
Gains losses on extinguishment of debt		$ 500,000
Accrued unpaid interest		$ 38,027
Fiscal 2019 Stock Transactions [Member] | Investors [Member]
Common stock shares issued, shares																26,774,352
Common stock shares issued value																$ 566,950
Digital currencies									$ 1,659							1,659
Fiscal 2019 Stock Transactions [Member] | Investors [Member] | Stock Payable [Member]
Common stock shares issued value																$ 1,828,200
Fiscal 2018 Stock Transactions [Member]
Common stock shares issued, shares			6,799,361						2,130,500							8,512,776		8,512,776
Common stock shares issued value																$ 1,763,168		$ 1,763,168
Expenses																		$ 1,191,349
Exercise of stock options, Shares																200,000
Exercise of stock options, Amount																$ 20,000
Fiscal 2018 Stock Transactions [Member] | Congo Ltd [Member]
Common stock shares granted					3,000,000
Closing price per share					$ 0.28
Fair value of common stock					$ 840,000
Fiscal 2018 Stock Transactions [Member] | CityInformation [Member]
Common stock shares granted												2,833,333
Closing price per share												$ 0.29
Fair value of common stock												$ 821,667
Fiscal 2018 Stock Transactions [Member] | July 1, 2017 [Member] | Comencia, Inc [Member]
Common stock shares granted																2,500,000		2,500,000
Closing price per share																$ 0.30		$ 0.30
Fair value of common stock																$ 750,000		$ 750,000
Fiscal 2018 Stock Transactions [Member] | Chief Executive Officer [Member]
Common stock shares granted															9,042,250
Vesting period															2 years
Fiscal 2018 Stock Transactions [Member] | Stock Payable [Member]
Common stock shares issued value																521,792		521,792
Expenses converted in common stock																$ 124,996		$ 124,996
Conversion price per share									$ 0.10							$ 0.10		$ 0.10
Stock value per share									$ 0.23							$ 0.23		$ 0.23
Loss on conversion of expenses to stock payable																$ 316,526		$ 316,526
Stock payable conversion amount																		$ 276,769
Fiscal 2018 Stock Transactions [Member] | Investors [Member]
Common stock shares issued, shares																14,857,715		14,857,715
Common stock shares issued value																$ 1,662,732		$ 1,662,732
Fiscal 2018 Stock Transactions [Member] | Investors [Member] | Stock Payable [Member]
Common stock shares issued value																$ 2,559,061		$ 2,559,061
Fiscal 2018 Stock Transactions [Member] | Three employment agreements [Member]
Common stock shares granted																		1,585,000	1,585,000
Expenses																		$ 165,436	$ 165,436
Fiscal 2018 Stock Transactions [Member] | Three employment agreements [Member] | Maximum [Member]
Common stock shares granted																		1,025,000
Vesting period																		24 months
Fiscal 2018 Stock Transactions [Member] | Three employment agreements [Member] | Minimum [Member]
Common stock shares granted																		120,000
Vesting period																		6 months
Fiscal 2018 Stock Transactions [Member] | Employment Agreement [Member]
Common stock shares issued, shares			6,799,361													2,130,500
Fiscal 2018 Stock Transactions [Member] | Contractors and employees [Member]
Common stock shares granted																		8,512,776	1,600,812
Expenses																		$ 1,763,168	$ 503,710
Fiscal 2018 Stock Transactions [Member] | Contractors and employees [Member] | Maximum [Member]
Vesting period																		24 months	24 months
Fiscal 2018 Stock Transactions [Member] | Contractors and employees [Member] | Minimum [Member]
Vesting period																		6 months	6 months
Fiscal 2019 Stock Transactions One [Member] | Darvin Habben [Member]
Conversion of stock shares converted		15,000,000
Gains losses on extinguishment of debt		$ 150,000
Fiscal 2017 Stock Transactions [Member]
Expenses																		$ 812,912
Aggregate shares																			435,000
Additional stock compensation expense																			$ 30,450
Fiscal 2017 Stock Transactions [Member] | Chief Executive Officer [Member]
Common stock shares granted															9,042,250
Vesting period															2 years
Fiscal 2017 Stock Transactions [Member] | Investors [Member]
Common stock shares issued, shares																			6,999,707
Common stock shares issued value																			$ 2,377,950
Fiscal 2017 Stock Transactions [Member] | Investors [Member] | Stock Payable [Member]
Common stock shares issued value																			800,500
Fiscal 2017 Stock Transactions [Member] | Appointment.com [Member] | December 1, 2016 [Member]
Aggregate purchased value																			1,625,000
Stock issued for acquisitions, Amount																			731,250
Fiscal 2017 Stock Transactions [Member] | Three individuals [Member]
Paid in cash																			$ 46,500
Stock issued for domain names, Shares																			369,750
Stock issued for domain names, Amount																			$ 154,740
Fiscal 2017 Stock Transactions [Member] | Directors and Consultants [Member]
Stock issued for compensation, Shares																			775,000
Fiscal 2017 Stock Transactions [Member] | Directors and Consultants [Member] | Stock Payable [Member]
Common stock shares issued value																			$ 845,600
Fair value of common stock																			$ 1,217,600
Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member]
Common stock shares granted																			2,220,000
Expenses																			$ 154,921
Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member] | Maximum [Member]
Common stock shares granted																			1,000,000
Vesting period																			48 months
Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member] | Minimum [Member]
Common stock shares granted																			250,000
Vesting period																			12 months
Fiscal 2017 Stock Transactions [Member] | Four advisors and employees [Member]
Common stock shares granted																			495,000
Expenses																			$ 44,508
Vesting period																			24 months